Environmental and Legal Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012 LegalMatter	Dec. 31, 2011 LegalMatter
Commitments and Contingencies [Line Items]
Estimated potential cleanup costs	$ 24	$ 24
Estimate of maximum costs in excess of reserve	20	20
Asbestos-related lawsuits	447	510
Litigation liabilities	$ 33	$ 34